Disclosure of detailed information about employee future benefit expense (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Current service cost	$ 2,614	$ 2,579
Net interest expense	3,567	3,367
Components recognized in income statements	$ 6,181	$ 5,946